SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SEGMENT INFORMATION

25 SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Operating Officer for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Company operates in two business segments:

1.	The business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy.

2.	The business of collecting, harvesting, processing, cryopreserving and banking of cells including cord blood stem cells in general; and to carry out research and development on cord blood derived cell-based therapy.

Geographical segment

Non-current assets (excluding investment in associate) information based on the location of assets are as follows:

	2023	2024
	S$	S$

Malaysia	1,408,589	2,764,642
Singapore	668,577	1,081,454
	2,077,166	3,846,096

Non-current assets information presented above consist of property, plant and equipment, intangible assets and other receivable as presented in the consolidated statement of financial position.

Business segment

	2023	2023	2024	2024	2023	2024
	S$	S$	S$	S$	S$	S$
	Immune cell	CBU service &	Immune cell	CBU service &
	therapy	related therapy	therapy	related therapy	Consolidated	Consolidated
Revenue	-	-	-	69,501	-	69,501
Lab consumables and private-blood banking expenses	-	-	-	(17,121)	-	(17,121)
Operating results	(4,223,088)	-	(2,288,907)	(69,309)	(4,223,088)	(2,358,216)
Non-current assets	2,272,239	-	3,255,888	811,158	2,272,239	4,067,046
Total assets	12,368,870	-	9,059,086	1,008,663	12,368,870	10,067,749
Non-current liabilities	407,772	-	394,311	23,027	407,772	417,338
Total liabilities	1,124,715	-	871,435	152,525	1,124,715	1,023,960
Equity	11,244,155	-	8,246,154	797,635	11,244,155	9,043,789

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024